Darin Smith Lead Director and Associate General Counsel (tele no.) (319) 573-2676

1290 Avenue of the Americas

New York, NY 10104

February 14, 2017

VIA EDGAR

Suzanne Hayes

United States Securities and Exchange Commission

Office of Capital Markets Trends

Division of Corporate Finance

Washington, DC 20549-8629

Re:	AXA Equitable Life Insurance Company

Registration Statement on Form S-3

File No. 333-214140

Pre-Effective Amendment No. 2

Dear Ms. Hayes:

AXA Equitable Life Insurance Company (the “Company”) filed the Registration Statement via EDGAR on October 17, 2016, an amended Registration Statement on January 12, 2017 (the “First Amended Registration Statement” and together with the Initial Registration Statement, the “Registration Statement”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”). The Registration Statement was filed to register a second generation funding agreement, which will be named “Escrow Shield Plus 2.0” (the “Contract”) and will be offered on a continuous basis pursuant to Rule 415 under the 1933 Act.

On behalf of the Registrant, we are filing herewith a second amended Registration Statement (the “Second Amended Registration Statement”) to transfer to this Registration Statement previously registered and unsold securities to increase the maximum amount of securities that we can offer and sell pursuant to this Registration Statement and to file the Opinion of Counsel and the Consent of Independent Registered Public Accounting Firm as exhibits to the Registration Statement. AXA Equitable believes that it has been fully responsive to the Staff’s comments, that the responses do not raise additional issues for the Staff’s consideration and that, other than the transferring securities discussed above, no material changes have been made in Pre-Effective Amendment No. 2.

Request for Acceleration of the Effectiveness of the Registration Statement

On behalf of the Registrant and the principal underwriter, AXA Distributors, LLC, we hereby request acceleration of the effectiveness of the Registration Statement, pursuant to Rule 461 under the 1933 Act, so that the Registration Statement will be declared effective on February 20, 2017, or any time prior thereto. In this connection, the Registrant and the principal underwriter, AXA Distributors, LLC, have authorized me to represent on their behalf that they are aware of their obligations under the 1933 Act.

Please contact the undersigned at (319) 573-2676. Thank you very much for your assistance with these filings.

Best regards,

/s/ Darin Smith
Darin Smith

cc:	Andy Schoeffler

Special Counsel

Office of Capital Markets Trends

AXA EQUITABLE LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104